UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: __
  This Amendment (Check only one.):        [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management, LLC
Address:   110 East 59th Street, 30th Floor
           New York, NY 10022

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Grizzetti
Title:     Chief Operating Officer
Phone:     (212) 771-1200


Signature, Place, and Date of Signing:

       /s/  John Grizzetti              New York, New York        May 14, 2013
-----------------------------------     ------------------        ------------
/s/ by  John Grizzetti with Express        [City, State]             [Date]
Permission

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                             -------------

Form 13F Information Table Entry Total:      29
                                             -------------

Form 13F Information Table Value Total:      $4,012,712
                                             -------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                           --------------------------

             Column 1            Column 2     Column 3    Column 4        Column 5       Column 6   Column 7          Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                 TITLE OF                   VALUE     SHRS OR SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
          NAME OF ISSUER          CLASS         CUSIP     (X$1000)    PRN AMT PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
ACME PACKET INC               COM             004764106     96,248  3,291,639 SH           Sole               3,291,639
ANADARKO PETROLEUM CORP       COM             032511107    269,556  3,082,396 SH           Sole               3,082,396
BABCOCK & WILCOX CO NEW       COM             05615F102    337,930 11,894,745 SH           Sole              11,894,745
BEAM INC                      COM             073730103     85,611  1,347,353 SH           Sole               1,347,353
CLEAR CHANNEL OUTDOOR HLDGS   CL A            18451C109     31,255  4,172,946 SH           Sole               4,172,946
CLEARWIRE CORP                CL A            18538Q105     97,165 29,989,251 SH           Sole              29,989,251
CONSTELLATION BRANDS INC      CL A            21036P108    172,346  3,617,672 SH           Sole               3,617,672
DELL INC                      COM             24702R101    111,013  7,746,904 SH           Sole               7,746,904
DELTA AIR LINES INC           COM             247361702     70,869  4,292,515 SH           Sole               4,292,515
DISH NETWORK CORP             CL A            25470M109    232,147  6,125,240 SH           Sole               6,125,240
ELAN CORP                     SPONSORED ADR   284131208     63,653  5,394,282 SH           Sole               5,394,282
ENERGY TRANSFER EQUITY LP     COM UT LTD PTN  29273V100    476,500  8,148,085 SH           Sole               8,148,085
FIDELITY NATIONAL FINL        CL A            31620R105     90,269  3,577,850 SH           Sole               3,577,850
GOLDEN ENTERPRISES            COM             381010107      1,499    440,875 SH           Sole                 440,875
HCA HOLDINGS INC              COM             40412C101    267,691  6,588,502 SH           Sole               6,588,502
HUBBELL INC                   CL A            443510102     43,466    493,933 SH           Sole                 493,933
HUBBELL INC                   CL B            443510201    110,260  1,135,416 SH           Sole               1,135,416
INTERCONTINENTALEXCHANGE INC  COM             45865V100     85,239    522,717 SH           Sole                 522,717
KINDER MORGAN INC             WARRANT EXP     49456B119     18,190  3,538,849 SH           Sole               3,538,849
                              05/25/2017
LIBERTY MEDIA CORP            COM             531229102    244,184  2,187,443 SH           Sole               2,187,443
METROPCS COMMUNICATIONS INC   COM             591708102     27,696  2,540,923 SH           Sole               2,540,923
NAVISTAR INTERNATIONAL CORP   COM             63934E108    111,782  3,233,490 SH           Sole               3,233,490
NYSE EURONEXT                 COM             629491101    220,482  5,706,057 SH           Sole               5,706,057
PFIZER INC                    COM             717081103    165,374  5,730,200 SH           Sole               5,730,200
POLYCOM INC                   COM             73172K104     51,427  4,641,415 SH           Sole               4,641,415
SAUER-DANFOSS INC             COM             804137107    139,236  2,382,953 SH           Sole               2,382,953
TURQUOISE HILL RESOURCES LTD  COM             900435108    127,842 20,101,021 SH           Sole              20,101,021
YPF S.A.                      SPON ADR CL D   984245100    182,247 12,753,469 SH           Sole              12,753,469
INTERCONTINENTALEXCHANGE INC  COM             45865V950     81,535    500,000 SH  CALL     Sole                 500,000